Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

27. COMMITMENTS AND CONTINGENCIES

Litigation

•        Mr. Smith

On September 4, 2017, Matthew Smith, a former employee of the Company, sent a demand letter to the Company alleging claims for breach of contract (involving stock options) and discrimination. On October 5, 2017, Mr. Smith filed a charge of discrimination with the United States Equal Employment Opportunity Commission (“EEOC”) alleging the same discrimination claims and also claiming his employment was terminated in retaliation for his prior discrimination complaints. On September 18, 2019, EEOC dismissed Matthew Smith’s claim in its entirety and stated that “No finding is made as to any other issues that might be constructed as having been raised by this charge.”

On February 5, 2018, Mr. Smith filed suit against the Company asserting claims for breach of contract and asserting discrimination and retaliation claims. In this action, Mr. Smith seeks the following relief: (1) a declaration that he owns 416,702 ordinary shares (the number of shares were retroactively recast to reflect the exchange ratio established in the Merger) and (2) various damages and other equitable remedies over $1,000. The Company has denied all allegations and wrongful conduct. On November 11, 2021, the case was reset on the court’s docket, which postponed the trial until 2022.

The outcome of any litigation is inherently uncertain and the amount of potential loss if any, associated with the resolution of such litigation, cannot be reasonably estimated. As such, no accrual for contingency loss was recorded in the consolidated financial statements for the years ended December 31, 2019, 2020 and 2021.

Capital commitments

Capital commitments for construction of property and purchase of property, plant and equipment were $225,247 as of December 31, 2021, which is mainly for the construction of the lithium battery production line.

Lease commitments

Future minimum payments under lease commitments as of December 31, 2021 were as follows:

December 31, 2021

2022	$3,763
2023	3,151
2024	2,345
2025	1,879
2026	1,879
Thereafter	17,109
Total Lease Liabilities	$30,126